Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Oct. 16, 2013
Supplement [Text Block]	gsvit1_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares

of the

Goldman Sachs Money Market Fund

(the “Fund”)

Supplement dated October 16, 2013 to the

Institutional Shares Prospectus dated October 16, 2013 and Service Shares

Prospectus dated April 30, 2013 (the “Prospectuses”)

On October 15, 2013, shareholders of the Fund approved a proposal to change the Fund’s industry concentration policy to permit (but not require) the Fund to invest more than 25% of its total assets in obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such bank obligations.

Effective immediately, the Fund’s Prospectuses are modified as follows:

The following replaces in its entirety the first sentence in the “Goldman Sachs Money Market Fund—Summary—Principal Strategy” section of the Prospectuses:

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

Goldman Sachs Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit1_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares

of the

Goldman Sachs Money Market Fund

(the “Fund”)

Supplement dated October 16, 2013 to the

Institutional Shares Prospectus dated October 16, 2013 and Service Shares

Prospectus dated April 30, 2013 (the “Prospectuses”)

On October 15, 2013, shareholders of the Fund approved a proposal to change the Fund’s industry concentration policy to permit (but not require) the Fund to invest more than 25% of its total assets in obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such bank obligations.

Effective immediately, the Fund’s Prospectuses are modified as follows:

The following replaces in its entirety the first sentence in the “Goldman Sachs Money Market Fund—Summary—Principal Strategy” section of the Prospectuses:

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.